Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
						Peer Group
			Average			Total
			Summary	Average		Stockholder
	Summary		Compensation	Compensation		Return
	Compensation	Compensation	Table Total	Actually Paid	Total	(Nasdaq
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Stockholder	Biotechnology	Net Income	Total Revenue
Year	for PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Index)(6)	(in thousands)(7)	(in thousands)(8)
2025	$14,957,319	$60,786,055	$6,790,799	$30,070,870	$230.19	$124.75	$(208,160)	$2,306,113
2024	$13,032,674	$95,390,804	$6,124,794	$46,461,399	$159.06	$93.49	$(190,426)	$1,696,911
2023	$12,727,887	$32,772,214	$4,882,630	$12,994,682	$62.94	$94.03	$(434,801)	$1,082,571
2022	$8,246,281	$(10,478,887)	$4,548,786	$(4,682,784)	$40.36	$89.90	$(547,799)	$820,222
2021	$23,343,147	$17,842,930	$8,415,636	$7,334,133	$93.84	$100.02	$(471,716)	$625,486
(1)

Our PEO for each year reported is Steven Chapman, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Chapman in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025 and 2024, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2025	2024
Summary Compensation Table – Total Compensation	$14,957,319	$13,032,674
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(12,979,558)	$(11,284,474)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$25,210,438	$40,945,878
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$29,506,263	$44,724,070
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$0	$833,838
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$4,091,593	$7,138,818
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0
Total Equity Adjustments (subtotal)*	$45,828,736	$82,358,130
Compensation Actually Paid	$60,786,055	$95,390,804

(3)	The non-PEO NEOs for each year reported are as follows:

For 2025: Michael Brophy, John Fesko, Solomon Moshkevich, and Matthew Rabinowitz

For 2024: Michael Brophy, John Fesko, Solomon Moshkevich, and Matthew Rabinowitz

For 2023: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2022: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2021: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(4)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025 and 2024, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2025	2024
Summary Compensation Table – Total Compensation	$6,790,799	$6,124,794
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(5,892,939)	$(5,334,407)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$11,445,966	$19,355,974
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$16,134,010	$23,293,949
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$0	$383,798
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$1,593,034	$2,637,291
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0
Total Equity Adjustments (subtotal)*	$23,280,071	$40,336,605
Compensation Actually Paid	$30,070,870	$46,461,399

(5)

Cumulative total stockholder return on our shares of common stock from December 31, 2020 through December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, respectively. Assumes the investment of $100 on December 31, 2020 in our shares of common stock and assumes the reinvestment of dividends, if any, although dividends have never been declared on our shares of common stock.

(6)

Cumulative total stockholder return on the NASDAQ Biotechnology Index from December 31, 2020 through December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, respectively. Assumes the investment of $100 on December 31, 2020 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of total revenue reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)

Our PEO for each year reported is Steven Chapman, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Chapman in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(3)	The non-PEO NEOs for each year reported are as follows:

For 2025: Michael Brophy, John Fesko, Solomon Moshkevich, and Matthew Rabinowitz

For 2024: Michael Brophy, John Fesko, Solomon Moshkevich, and Matthew Rabinowitz

For 2023: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2022: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2021: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

Peer Group Issuers, Footnote
(6)

Cumulative total stockholder return on the NASDAQ Biotechnology Index from December 31, 2020 through December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, respectively. Assumes the investment of $100 on December 31, 2020 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

PEO Total Compensation Amount	$ 14,957,319	$ 13,032,674	$ 12,727,887	$ 8,246,281	$ 23,343,147
PEO Actually Paid Compensation Amount	$ 60,786,055	95,390,804	32,772,214	(10,478,887)	17,842,930
Adjustment To PEO Compensation, Footnote
(2)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025 and 2024, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2025	2024
Summary Compensation Table – Total Compensation	$14,957,319	$13,032,674
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(12,979,558)	$(11,284,474)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$25,210,438	$40,945,878
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$29,506,263	$44,724,070
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$0	$833,838
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$4,091,593	$7,138,818
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0
Total Equity Adjustments (subtotal)*	$45,828,736	$82,358,130
Compensation Actually Paid	$60,786,055	$95,390,804

Non-PEO NEO Average Total Compensation Amount	$ 6,790,799	6,124,794	4,882,630	4,548,786	8,415,636
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,070,870	46,461,399	12,994,682	(4,682,784)	7,334,133
Adjustment to Non-PEO NEO Compensation Footnote
(4)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025 and 2024, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2025	2024
Summary Compensation Table – Total Compensation	$6,790,799	$6,124,794
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(5,892,939)	$(5,334,407)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$11,445,966	$19,355,974
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$16,134,010	$23,293,949
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$0	$383,798
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$1,593,034	$2,637,291
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0
Total Equity Adjustments (subtotal)*	$23,280,071	$40,336,605
Compensation Actually Paid	$30,070,870	$46,461,399

Tabular List, Table

Most Important Performance Measures

For 2025, the most important performance measures used to inform our executive compensation decisions included the following:

●	Total revenue
●	Product gross margin
●	Operating cash flow

Total Shareholder Return Amount	$ 230.19	159.06	62.94	40.36	93.84
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (208,160,000)	$ (190,426,000)	$ (434,801,000)	$ (547,799,000)	$ (471,716,000)
Company Selected Measure Amount	2,306,113,000	1,696,911,000	1,082,571,000	820,222,000	625,486,000
PEO Name	Steven Chapman
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Non-GAAP Measure Description
(8)	The dollar amounts reported represent the amount of total revenue reflected in our audited financial statements for the applicable year.

Measure:: 2
Pay vs Performance Disclosure
Name	Product gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,828,736	$ 82,358,130
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,979,558)	(11,284,474)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,210,438	40,945,878
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,506,263	44,724,070
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	833,838
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,091,593	7,138,818
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,280,071	40,336,605
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,892,939)	(5,334,407)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,445,966	19,355,974
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,134,010	23,293,949
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	383,798
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,593,034	2,637,291
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0